Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CLF	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 220,811,161,000,000	$ 272,064,708,000,000
Senior bonds | UF
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			CLF 21,302,000		CLF 7,719,000
Senior bonds | UF | AA13
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			1,795,000		1,205,000
Term (years)	6 years	6 years
Issuance rate (% annual)	0.03%	3.40%
Senior bonds | UF | AA14
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			4,567,000
Term (years)	5 years
Issuance rate (% annual)	0.03%
Senior bonds | UF | W3
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			3,160,000		2,724,000
Term (years)	7 years 6 months	7 years 6 months
Issuance rate (% annual)	0.02%	1.60%
Senior bonds | UF | W5
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF					CLF 3,790,000
Term (years)		9 years
Issuance rate (% annual)		1.80%
Senior bonds | UF | AA15
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			1,615,000
Term (years)	4 years
Issuance rate (% annual)	0.03%
Senior bonds | UF | AA16
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			3,000,000
Term (years)	2 years 6 months
Issuance rate (% annual)	0.03%
Senior bonds | UF | T21
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			2,165,000
Term (years)	7 years 6 months
Issuance rate (% annual)	2.75%
Senior bonds | UF | T19
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | CLF			CLF 5,000,000
Term (years)	11 years
Issuance rate (% annual)	2.65%
Senior bonds | CLP
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 145,550,000,000	$ 424,400,000,000
Senior bonds | CLP | U7
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts		$ 3,000,000,000
Term (years)		5 years 6 months
Issuance rate (% annual)		7.00%
Senior bonds | CLP | T18
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts		$ 75,000,000,000
Term (years)		5 years 6 months
Issuance rate (% annual)		7.50%
Senior bonds | CLP | AA7
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 7,350,000,000	$ 67,650,000,000
Term (years)	3 years 6 months	3 years 6 months
Issuance rate (% annual)	0.07%	6.80%
Senior bonds | CLP | AA1
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts		$ 100,000,000,000
Term (years)		6 years
Issuance rate (% annual)		6.60%
Senior bonds | CLP | AA3
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts		$ 100,000,000,000
Term (years)		8 years
Issuance rate (% annual)		6.20%
Senior bonds | CLP | AA10
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 25,000,000,000	$ 25,000,000,000
Term (years)	3 years	3 years
Issuance rate (% annual)	0.07%	7.10%
Senior bonds | CLP | AA8
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 67,500,000,000	$ 32,500,000,000
Term (years)	4 years 6 months	4 years 6 months
Issuance rate (% annual)	0.07%	6.70%
Senior bonds | CLP | AA2
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 4,000,000,000	$ 18,250,000,000
Term (years)	6 years 6 months	6 years 6 months
Issuance rate (% annual)	0.06%	6.20%
Senior bonds | CLP | AA9
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts	$ 41,700,000,000	$ 3,000,000,000
Term (years)	8 years	8 years
Issuance rate (% annual)	0.06%	6.30%
Senior bonds | USD
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts						$ 30,000,000
Term (years)		1 year
Issuance rate (% annual)		5.84%
Senior bonds | CHF
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | SFr				SFr 225,000,000
Term (years)	3 years
Issuance rate (% annual)	0.02%
Senior bonds | JPY
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥							¥ 25,500,000,000
Senior bonds | JPY | Bono JPY
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥							10,500,000,000
Term (years)		1 year
Issuance rate (% annual)		0.60%
Senior bonds | JPY | Bono JPY
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥							7,000,000,000
Term (years)		2 years
Issuance rate (% annual)		0.78%
Senior bonds | JPY | Bono JPY
Schedule of Placement of Senior Bonds [Line Items]
Exchange process for nominal amounts | ¥							¥ 8,000,000,000
Term (years)		2 years
Issuance rate (% annual)		0.78%